PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2018	2017
Discount rate	3.8%	3.6%
Future pension earning increases	4.0%	4.0%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2018	2017
Longevity at age 65 for current pensioners
Males	21.7	21.7
Females	24.1	24.1
Longevity at age 65 for current member aged 45
Males	22.8	22.8
Females	25.1	25.1

As at December 31
($ millions)	2018	2017
Registered defined benefit net obligation	19	10
Supplemental defined benefit net obligation	12	11
Other accrued benefit obligations	—	1
Net employee benefit obligations	31	22

Disclosure of analysis of present value of defined benefit obligations
Defined benefit obligations

As at December 31 ($ millions)	2018		2017
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	12	—	11
Present value of funded obligations	212	—	192	—
Total present value of obligations	212	12	192	11
Fair value of plan assets	193	—	182	—
Recognized liability for defined benefit obligations	(19)	(12)	(10)	(11)

Disclosure of fair value of plan assets	Registered defined benefit pension plan assets comprise

As at December 31
(Percent)	2018	2017
Equity securities	61	65
Debt	39	35
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the present value of the defined benefit pension obligation

	2018		2017
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	192	11	180	10
Benefits paid by the plan	(12)	—	(13)	—
Current service costs	14	1	14	—
Interest expense	7	—	7	—
Transfer from Younger	16	—	—	—
Actuarial losses in other comprehensive income	(5)	—	4	1
Defined benefit obligations at December 31	212	12	192	11
Movement in the present value of registered defined benefit pension plan assets

($ millions)	2018	2017
Fair value of plan assets at January 1	182	164
Contributions paid into the plan	19	16
Benefits paid by the plan	(12)	(13)
Return on plan assets	(13)	8
Transfer from Younger	10	—
Interest income	7	7
Fair value of registered plan assets at December 31	193	182
Expense recognition in earnings

For the years ended December 31
($ millions)	2018	2017
Registered Plan
Current service costs	14	14
Interest on obligation	8	7
Expected return on plan assets	(7)	(7)
	15	14
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2018	2017
Registered Plan
Operating expenses	8	7
General and administrative expense	7	7
	15	14
Actuarial gains and losses recognized in other comprehensive income

	2018			2017
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(22)	(1)	(23)	(25)	(1)	(26)
Remeasurements:						—
Financial assumptions	3	—	3	(4)	—	(4)
Experience adjustments	—	—	—	1	—	1
Return on plan assets excluding interest income	(9)	—	(9)	6	—	6
Recognized during the period after tax	(6)	—	(6)	3	—	3
Balance at December 31	(28)	(1)	(29)	(22)	(1)	(23)